Note 10 - Property, Plant and Equipment, Net - Components of Property, Plant and Equipment, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020		Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	$ 6,090,017		$ 6,063,908
End of the year	6,193,181		6,090,017
Land and civil buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	677,671
End of the year	707,126		677,671
Industrial buildings, plant and production equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	5,166,678
End of the year	5,249,425		5,166,678
Vehicles, furniture and fixtures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	76,758
End of the year	72,511		76,758
Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	108,308
End of the year	102,226		108,308
Spare parts and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	60,602
End of the year	61,893		60,602
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	13,836,586		13,421,982
Translation differences	70,291		(43,307)
Increase due to business combinations	503,438	[1]	178,739	[2]
Additions	167,755		313,915
Disposals / Consumptions	(82,416)		(38,975)
Transfers / Reclassifications	2,351		4,232
End of the year	14,498,005		13,836,586
Gross carrying amount [member] | Land and civil buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	799,139		732,578
Translation differences	(545)		(1,611)
Increase due to business combinations	39,622	[1]	59,468	[2]
Additions	1,451		16
Disposals / Consumptions	(5,964)		(35)
Transfers / Reclassifications	5,881		8,723
End of the year	839,584		799,139
Gross carrying amount [member] | Industrial buildings, plant and production equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	12,468,813		12,121,569
Translation differences	72,650		(38,961)
Increase due to business combinations	440,366	[1]	115,908	[2]
Additions	1,524		1,178
Disposals / Consumptions	(61,281)		(27,153)
Transfers / Reclassifications	157,473		296,272
End of the year	13,079,545		12,468,813
Gross carrying amount [member] | Vehicles, furniture and fixtures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	399,724		377,260
Translation differences	443		(1,615)
Increase due to business combinations	7,195	[1]	1,733	[2]
Additions	620		1,107
Disposals / Consumptions	(8,811)		(7,110)
Transfers / Reclassifications	15,586		28,349
End of the year	414,757		399,724
Gross carrying amount [member] | Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	108,308		127,378
Translation differences	(2,095)		(864)
Increase due to business combinations	16,255	[1]	1,630	[2]
Additions	157,315		299,412
Disposals / Consumptions	(968)		(2,120)
Transfers / Reclassifications	(176,589)		(317,128)
End of the year	102,226		108,308
Gross carrying amount [member] | Spare parts and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	60,602		63,197
Translation differences	(162)		(256)
Increase due to business combinations		[1]		[2]
Additions	6,845		12,202
Disposals / Consumptions	(5,392)		(2,557)
Transfers / Reclassifications			(11,984)
End of the year	61,893		60,602
Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	7,746,569		7,358,074
Translation differences	56,677		(26,878)
Disposals / Consumptions	(64,834)		(31,542)
Impairment charge (See note 5)	36,000
Transfers / Reclassifications	(127)		(400)
Depreciation charge	530,539		447,315
End of the year	8,304,824		7,746,569
Accumulated depreciation, amortisation and impairment [member] | Land and civil buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	121,468		110,914
Translation differences	(288)		(420)
Disposals / Consumptions	(89)		(73)
Impairment charge (See note 5)
Transfers / Reclassifications	(1)		(362)
Depreciation charge	11,368		11,409
End of the year	132,458		121,468
Accumulated depreciation, amortisation and impairment [member] | Industrial buildings, plant and production equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	7,302,135		6,936,900
Translation differences	56,560		(24,973)
Disposals / Consumptions	(57,897)		(25,580)
Impairment charge (See note 5)	36,000
Transfers / Reclassifications	349		(38)
Depreciation charge	492,973		415,826
End of the year	7,830,120		7,302,135
Accumulated depreciation, amortisation and impairment [member] | Vehicles, furniture and fixtures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	322,966		310,260
Translation differences	405		(1,485)
Disposals / Consumptions	(6,848)		(5,889)
Impairment charge (See note 5)
Transfers / Reclassifications	(475)
Depreciation charge	26,198		20,080
End of the year	342,246		322,966
Accumulated depreciation, amortisation and impairment [member] | Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year
Translation differences
Disposals / Consumptions
Impairment charge (See note 5)
Transfers / Reclassifications
Depreciation charge
End of the year
Accumulated depreciation, amortisation and impairment [member] | Spare parts and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year
Translation differences
Disposals / Consumptions
Impairment charge (See note 5)
Transfers / Reclassifications
Depreciation charge
End of the year

[1]	Related to IPSCO acquisition. See note 32.
[2]	Related to SSPC acquisition. See note 32.